Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid (CAP) to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return	Midwest Community Banks Peer Group Total Shareholder Return (4)	Net Income (in thousands)

2022	$527,713	$527,713	$266,656	$241,406	$115.69	$104.86	$47,753
2021	575,006	575,006	260,466	267,841	105.27	117.09	48,085
2020	559,778	559,778	264,564	213,501	97.47	89.17	38,647

Named Executive Officers, Footnote [Text Block]	The PEO for the periods presented is Dwight O. Seegmiller. The Non-PEO NEOs for 2020 were Shari J. DeMaris, Mr. Finer, Mr. Ropp and Ms. Shileny. The NEOs for the years 2021 and 2022 were Mr. Schueller, Mr. Finer, Mr. Ropp and Ms. Shileny.
Peer Group Issuers, Footnote [Text Block]	The Midwest Community Banks peer group reflects the performance of bank holding companies operating principally in the Midwest in the following states: Iowa, Illinois, Kansas, Minnesota, Missouri, Nebraska, North Dakota, South Dakota and Wisconsin.
PEO Total Compensation Amount	$ 527,713	$ 575,006	$ 559,778
PEO Actually Paid Compensation Amount	$ 527,713	575,006	559,778
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2022		2021		2020
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less grant date value of equity awards	$—	$—	$—	$(23,813)	$—	$—
Year-end fair value of current year award	—	—	—	25,500	—	—
Year-over-year change in fair value of unvested awards	—	800	—	5,688	—	(1,563)
Change in value of awards vesting during the current year	—	200	—	—	—	—
Less the value of awards forfeited during the year	—	(26,250)	—	—	—	(49,500)
Dividends paid on unvested awards	—	—	—	—	—	—
Total adjustments	$—	$(25,250)	$—	$7,375	$—	$(51,063)

Non-PEO NEO Average Total Compensation Amount	$ 266,656	260,466	264,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 241,406	267,841	213,501
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2022		2021		2020
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less grant date value of equity awards	$—	$—	$—	$(23,813)	$—	$—
Year-end fair value of current year award	—	—	—	25,500	—	—
Year-over-year change in fair value of unvested awards	—	800	—	5,688	—	(1,563)
Change in value of awards vesting during the current year	—	200	—	—	—	—
Less the value of awards forfeited during the year	—	(26,250)	—	—	—	(49,500)
Dividends paid on unvested awards	—	—	—	—	—	—
Total adjustments	$—	$(25,250)	$—	$7,375	$—	$(51,063)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

Net Income
Net Interest Margin
Return on Average Assets
Return on Average Equity
Efficiency Ratio

Total Shareholder Return Amount	$ 115.69	105.27	97.47
Peer Group Total Shareholder Return Amount	104.86	117.09	89.17
Net Income (Loss)	$ 47,753,000	48,085,000	38,647,000
PEO Name	Dwight O. Seegmiller
Measure [Axis]: 1
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Measure Name	Net Income
Measure [Axis]: 2
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Measure Name	Net Interest Margin
Measure [Axis]: 3
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Measure Name	Return on Average Assets
Measure [Axis]: 4
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Measure Name	Return on Average Equity
Measure [Axis]: 5
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Measure Name	Efficiency Ratio
PEO [Member]
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Adjustment to Compensation Amount	$ 0	0	0
PEO [Member] | Equity Awards, Grant Date Value [Member]
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Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During The Year [Member]
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Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Unvested [Member]
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Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Vesting During The Year [Member]
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Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Forfeited During The Year [Member]
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Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Dividends Paid, Unvested [Member]
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Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,250)	7,375	(51,063)
Non-PEO NEO [Member] | Equity Awards, Grant Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(23,813)	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
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Adjustment to Compensation Amount, Equity Awards	0	25,500	0
Non-PEO NEO [Member] | Equity Awards, Unvested [Member]
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Adjustment to Compensation Amount, Equity Awards	800	5,688	(1,563)
Non-PEO NEO [Member] | Equity Awards Vesting During The Year [Member]
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Adjustment to Compensation Amount, Equity Awards	200	0	0
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(26,250)	0	(49,500)
Non-PEO NEO [Member] | Adjustment, Dividends Paid, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0